Borrowings - Loan From Related Parties (Details) - USD ($) $ in Thousands									12 Months Ended
	Dec. 31, 2019	Nov. 14, 2019	Mar. 23, 2018	May 22, 2017	Apr. 05, 2017	Apr. 03, 2017	May 12, 2015	May 12, 2014	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Borrowings
Drawn amount									$ 445,000	$ 25,940	[1]	$ 60,000
Borrowings outstanding balance	$ 1,346,024								1,346,024	1,365,800
Borrowings repayments									465,195	209,336	[1]	$ 229,914
Unamortized loan fees written off to profit or loss									988	$ 900
Loan from related parties old sponsor revolving credit facility
Borrowings
Amount of credit facility								$ 30,000
Facility availability period								36 months
Interest rate							6.00%	5.00%
Percentage of commitment fee on the undrawn balance							2.40%	0.00%
Time period for each advance drawn repayable after drawdown date								6 months
Loan from related parties new sponsor credit facility
Borrowings
Facility availability period						5 years
Interest rate						9.125%
Percentage of commitment fee on the undrawn balance						1.00%
Drawn amount		$ 10,000
Borrowings outstanding balance	0								$ 0
Borrowings repayments	$ 10,000
Prepayment of debt			$ 45,000
Unamortized loan fees written off to profit or loss			$ 900
Loan from related parties new sponsor credit facility | GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Borrowings
Prepayment of debt					$ 60,125
Term loan new sponsor credit facility
Borrowings
Amount of credit facility						$ 45,000
Facility availability period						5 years
Drawn amount					45,000
Revolving credit new sponsor facility
Borrowings
Amount of credit facility						$ 30,000
Facility availability period						5 years
Drawn amount					$ 15,000
Borrowings repayments				$ 15,000

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).